Cover	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	Black Hills Corporation
Entity Incorporation, State or Country Code	SD
Entity File Number	001-31303
Entity Tax Identification Number	46-0458824
Entity Address, Address Line One	7001 Mount Rushmore Road
Entity Address, City or Town	Rapid City
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57702
City Area Code	605
Local Phone Number	721-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock of $1.00 par value
Trading Symbol	BKH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001130464
Amendment Flag	false